Balance Sheet Detail - Summary Of Short-term Investments (Details) - Short-term Investments [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 349,835
Gross Unrealized Gains	123
Fair Value	349,958
US Treasury Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	349,835
Gross Unrealized Gains	123
Fair Value	$ 349,958